ACCOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts payable and other liabilities
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017
Accounts payable and accrued liabilities	$1,659	$1,636
Loans and notes payable	1,392	769
Derivative liabilities	182	399
Deferred revenue	271	242
Other liabilities	4	6
Total accounts payable and other liabilities	$3,508	$3,052